Personnel expenses (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Classes of employee benefits expense [abstract]
Salaries	R$ (9,170,556)	R$ (8,236,617)	R$ (6,369,727)
Benefits	(5,385,133)	(3,625,796)	(2,994,155)
Social security charges	(3,505,290)	(2,862,067)	(2,402,112)
Employee profit sharing	(1,572,472)	(1,451,310)	(1,304,958)
Provision for labor claims	(927,136)	(663,124)	(853,660)
Training	(162,678)	(164,869)	(133,435)
Total	R$ (20,723,265)	R$ (17,003,783)	R$ (14,058,047)